Document and Entity Information	Dec. 11, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001426800
Document Type	8-K
Document Period End Date	Dec. 11, 2019
Entity Registrant Name	Assembly Biosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35005
Entity Tax Identification Number	20-8729264
Entity Address, Address Line One	11711 N. Meridian St.
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Carmel
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46032
City Area Code	(833)
Local Phone Number	509-4583
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	ASMB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false